Investments (Other-Than-Temporary Impairment on Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 10,072	¥ 6,100
Debt securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	56	40
Equity securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 10,016	¥ 6,060